Submission	Oct. 29, 2026
Submission [Line Items]
Central Index Key	0002044950
Registrant Name	Bambusa Therapeutics, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES